HELD-TO-MATURITY INVESTMENTS	12 Months Ended
Dec. 31, 2017
Disclosure of Held-To-Maturity Investments [Abstract]
Disclosure of held to maturity investment [Text Block]
NOTE 9 – HELD-TO-MATURITY INVESTMENTS

The breakdown of held-to-maturity investments as of December 31, 2017 and 2016 as follows:

	December 31, 2017		December 31, 2016
Debt securities
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	424	Ps.	1,829
Securities issued or secured by other Colombian Government entities		2,839,286		2,484,078
Securities issued or secured by other financial entities		8,635		58,887
	Ps.	2,848,345	Ps.	2,544,794
In foreign currency
Securities issued or secured by Foreign Governments		26,864		24,152
Securities issued or secured by other financial entities		23,830		-
Others		-		1,540
	Ps.	50,694	Ps.	25,692
Total held-to-maturity investments	Ps.	2,899,039	Ps.	2,570,486

As of December 31, 2017 and 2016 there are no held-to-maturity securities pledged as collateral for financial liabilities.

The following is a summary of held-to-maturity securities financial assets by maturity dates:

	December 31, 2017		December 31, 2016

Up to 1 month	Ps.	722,026	Ps.	695,201
More than 1 month and no more than 3 months		38,071		27,608
More than 3 months and no more than 1 year		2,133,344		1,842,566
More than 1 year and no more than 5 years		5,598		4,938
More than 5 years and no more than 10 years		-		-
More than 10 years		-		173
	Ps.	2,899,039	Ps.	2,570,486